Fourth Quarter Adjustment (Tables)	12 Months Ended
Dec. 31, 2014
Fourth Quarter Adjustment [Abstract]
Fourth quarter events
Quarter Ended	Amount
March 31	$158,529
June 30	233,751
September 30	235,366
$627,646

Adjustments on net loss

	Quarter Ended:
Net loss:	March 31,	June 30,	September 30,
As previously reported	$(1,201,375)	$(1,244,069)	$(1,364,623)
Adjustment	158,529	233,751	235,366
As adjusted	$(1,042,846)	$(1,010,318)	$(1,129,257)
Basic and diluted loss per common share:
As previously reported	$(0.05)	$(0.05)	$(0.04)
Adjustment	0.01	0.01	0.01
As adjusted	$(0.04)	$(0.04)	$(0.03)